Fees Summary	Jan. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 296,125,000.00
Previously Paid Amount	0.00
Total Fee Amount	40,894.86
Total Offset Amount	0.00
Net Fee	$ 40,894.86